GOING CONCERN	2 Months Ended	3 Months Ended
	Apr. 30, 2026	Jul. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.

As of April 30, 2026, the Company had cash of $132,508, working capital of $132,508 and an accumulated deficit of $906. The Company has not generated revenue since inception and expects to incur additional expenses as it continues to develop its franchising business and digital store-management support system.

The Company’s ability to continue as a going concern is dependent upon its ability to implement its business plan, generate revenue, obtain additional financing and achieve profitable operations. Management intends to fund operations through capital contributions, private placements, future revenue generation and, if necessary, additional financing arrangements.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

NOTE 10 — GOING CONCERN

The Company is an early-stage company with limited operating history and limited revenue. As of July 31, 2026, the Company had cash and cash equivalents of approximately $68,489, a working capital deficit of approximately $53,788 and an accumulated deficit of approximately $193,199. The Company has incurred operating losses and expects to incur additional costs associated with business development, platform development, professional services and public-company compliance. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date these unaudited interim financial statements are issued. Management intends to seek additional financing through equity financings, debt financings, loans from management or other financing arrangements and to seek additional revenue from its franchise business. However, the Company does not currently have committed financing sufficient to fund its expected operating requirements, and there can be no assurance that additional financing or sufficient revenue will be obtained. Accordingly, management’s plans do not currently alleviate the substantial doubt about the Company’s ability to continue as a going concern. The accompanying unaudited interim financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.